Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
Typhon Tactical Managed Futures Strategy Fund | Typhon Tactical Managed Futures Strategy Fund
Prospectus:
Trading Symbol	TYPHX